Income Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 29, 2017	Apr. 30, 2016	May 02, 2015
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Domestic operations	$ 47,127	$ 6,827	$ 68,535
Foreign operations	(328)	(941)	3,981
Income before income taxes	$ 46,799	$ 5,886	$ 72,516